Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

8. Related Party Transactions

Salary and Fees to Directors, Consultants and Professionals

During the years ended December 31, 2021 and 2020, the Company incurred salary and fees to officers, directors, consultants and professionals in the amount of $728,757 and $417,094, respectively, as follows:

	December 31,
	2021	2020

Jason Drummond	$589,368	$334,868
Julian Parge	103,170	82,226
Steven Plumb	36,219	–
Total	$728,757	$417,094

During the year ended December 31, 2021, the Company paid base salary of $330,144 and a bonus of $259,224 to Mr. Jason Drummond, its sole officer (paid to him or to his affiliates) During the year ended December 31, 2020, the Company paid base salary of $334,868 and a bonus of $0 to Mr. Drummond.

As of December 31, 2021 and 2020, $13,252 and $14,918 was due to officers. The advances were unsecured, non-interest bearing with no formal terms of repayment.